Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Notional Amounts And Fair Values Of Interest Rate Swaps

	January 31, 2013		January 31, 2012
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$3,445	$60	$3,945	$183
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	223	1,250	316
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,944	230	2,884	(3)
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,056	(8)	1,270	(16)
Receive variable-rate, pay fixed-rate forward starting interest rate swaps designated as cash flow hedges	5,000	10	—	—
Total	$13,695	$515	$9,349	$480

Other Fair Value Disclosure
The carrying value and fair value of the Company's long-term debt as of January 31, 2013 and January 31, 2012, are as follows:

	January 31, 2013		January 31, 2012
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$43,981	$50,664	$46,045	$53,043